Subsequent Events (Details) - USD ($)					6 Months Ended
	Feb. 09, 2024	Aug. 15, 2022	Jan. 28, 2022	Nov. 22, 2021	Dec. 31, 2023	Feb. 06, 2024	Feb. 05, 2024	Nov. 09, 2023	Nov. 07, 2023	Jun. 30, 2023	May 23, 2023	Apr. 27, 2022
Subsequent Event [Line Items]
Aggregate value					$ 2,903,662
Number of shares issued during the period		8,685,574
Number of ordinary shares authorized					10,000,000					10,000,000	10,000,000	300,000,000
Subsequent Events
Subsequent Event [Line Items]
Number of shares issued during the period	768,000
Gross proceeds from issuance	$ 1,090,560
Number of ordinary shares authorized						500,000,000	10,000,000
Securities purchase agreement
Subsequent Event [Line Items]
Sales of ordinary shares of investors								2,812,833	2,812,833
Gross proceeds								$ 3,994,222	$ 3,994,222
Share purchase price			$ 0.89	$ 0.96				$ 1.42	$ 1.42
Number of shares issued during the period			18,124,400		2,044,833
Gross proceeds from issuance			$ 16,130,716	$ 16,500,000	$ 2,903,662